Finance costs/ income (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of finance costs income

	2023	2022	2021
	€’000	€’000	€’000
Finance costs
Interest and similar expenses	549	62	23
Other finance income/(costs)	(5)	-	-
Fair value loss on short-term investments	-	900	-
	544	962	23

Finance income
Foreign exchange variances	51	1,379	2,392
Fair value gain on short-term investments	-	-	47
Other finance income	-	-	274
	51	1,379	2,713